SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED (Details) - 6 months ended Mar. 31, 2026	USD ($) shares	HKD ($) shares
Beta Alpha Holdings Limited [Member]
Place of Incorporation	BVI company
Date of Incorporation	Feb. 14, 2024
Ordinary shares, issued	1	1
Ordinary shares, outstanding	1	1
Ordinary shares, value | $	$ 1
Principal activities	Investment holding
Ownership percentage	100.00%	100.00%
707 International Limited [Member]
Place of Incorporation	Hong Kong company
Date of Incorporation	Jan. 04, 2021
Ordinary shares, issued	10,000	10,000
Ordinary shares, outstanding	10,000	10,000
Ordinary shares, value | $		$ 10,000
Principal activities	Sale and distribution of fashion apparel
Ownership percentage	100.00%	100.00%
Bao Xing Feng Textile Limited [Member]
Place of Incorporation	Hong Kong company
Date of Incorporation	Aug. 04, 2025
Ordinary shares, issued	10,000	10,000
Ordinary shares, outstanding	10,000	10,000
Ordinary shares, value | $		$ 10,000
Principal activities	Sale and distribution of fashion apparel
Ownership percentage	100.00%	100.00%